Leases, Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
2022	$ 168
2023	127
2024	106
2025	106
2026	107
Thereafter	866
Total lease payments	1,480
Less: Imputed Interest	(285)
Total operating leases	$ 1,195	$ 880